Mezzanine Equity (Details) ¥ in Thousands, $ in Thousands									1 Months Ended				12 Months Ended			21 Months Ended
		Jun. 30, 2021 CNY (¥) shares	May 31, 2021 USD ($) shares	May 31, 2021 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 CNY (¥) shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2020 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)
Cash													$ 3,500					¥ 21,593
Aggregated consideration													$ 34,100	¥ 213,329
Subscription receivable | ¥										¥ 134,455					¥ 134,455				¥ 134,455
Aggregated consideration | ¥															51,436
Liquidation percentage received by shareholders													100.00%	100.00%
Voting rights, description													Each preferred shareholder shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis.	Each preferred shareholder shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis.
Redemption price percentage													100.00%	100.00%
Annual return percentage													8.00%	8.00%
Maximum trade sale value | $													$ 800,000,000
Conversion ratio, description													initial conversion ratio for the Redeemable Convertible Preferred Shares of 1:1	initial conversion ratio for the Redeemable Convertible Preferred Shares of 1:1
Supplemental Agreement [Member]
Amount offset between repurchase consideration payable and subscription receivable											$ 5,500	¥ 35,483
Series A Redeemable Convertible Preferred Shares [Member]
Shares issued													387,781,378					387,781,378
Carrying amount	[1]																		56,098
Series B Redeemable Convertible Preferred Shares [Member]
Shares issued													423,548,558					423,548,558
Carrying amount	[1]																		787,739
Series C Redeemable Convertible Preferred Shares [Member]
Shares issued													517,022,352					517,022,352
Aggregated consideration | $													$ 11,000
Subscription receivable | ¥										¥ 30,021					30,021				29,026
Carrying amount	[1]																		181,992
Series D Redeemable Convertible Preferred Shares [Member]
Carrying amount	[1]																		136,115
Series D Redeemable Convertible Preferred Shares [Member] | Existing Shareholders [Member]
Preferred shares issued									2,435,067	2,435,067
Aggregated consideration | ¥
Series D Redeemable Convertible Preferred Shares [Member] | Share Purchase Agreement [Member]
Preferred shares issued		287,192	95,032,955	95,032,955
Aggregated consideration			$ 15,000	¥ 106,825
Series C-1 Redeemable Convertible Preferred Shares [Member]
Carrying amount	[1]																		153,660
Series C-1 Redeemable Convertible Preferred Shares [Member] | Investor [Member]
Preferred shares issued					63,435,937	63,435,937
Aggregated consideration					$ 5,000	¥ 35,365
Series C-1 Redeemable Convertible Preferred Shares [Member] | Share Purchase Agreement [Member]
Subscription receivable | ¥										¥ 38,955					¥ 38,955					¥ 38,955
Preferred shares issued							357,323,044	357,323,044
Aggregated consideration							$ 15,000	¥ 94,608
Series C-2 Redeemable Convertible Preferred Shares [Member]
Carrying amount	[1]																		189,873
Series C-2 Redeemable Convertible Preferred Shares [Member] | Existing Shareholders [Member]
Preferred shares issued									4,124,313	4,124,313
Aggregated consideration | ¥
Series C-2 Redeemable Convertible Preferred Shares [Member] | Share Purchase Agreement [Member]
Preferred shares issued																224,881,374	224,881,374
Aggregated consideration																$ 17,400	¥ 115,693
Series B Preferred Shares [Member]
Shares issued										280,352,854					280,352,854
Series B ODI Convertible Loan Held [Member]
Aggregated consideration									$ 20	¥ 122,534
Series C Preferred Shares [Member]
Subscription receivable											5,500										¥ 35,483
Difference between repurchase consideration over carrying amount | ¥																					28,818
Series C Preferred Shares [Member] | Investor [Member]
Carrying amount | ¥																					9,815
Series C Preferred Shares [Member] | Related Party [Member]
Amount due to related parties | ¥										¥ 3,541					¥ 3,541				¥ 3,436		¥ 500
Series C Preferred Shares [Member] | Share Purchase Agreement [Member]
Aggregated consideration on repurchased shares											$ 6,000	¥ 38,633
Number of shares repurchased											76,123,125	76,123,125

[1]	On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.